Leases (Tables)	12 Months Ended
Mar. 31, 2016
Leases
Assets by type which Nomura leases under operating leases

	Millions of yen
	March 31, 2016
	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,093	¥(1,502)	¥1,591
Aircraft	4,655	(1,177)	3,478

Total	¥7,748	¥(2,679)	¥5,069

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate space utilized by Nomura.

Schedule of future minimum lease payments to be received on non-cancelable operating leases

	Millions of yen
	Total	Years of receipt
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥4,020	¥555	¥553	¥550	¥550	¥550	¥1,262

Schedule of future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year

Millions of yen
March 31
2016
Total minimum lease payments	¥150,749
Less: Sublease rental income	(8,654)

Net minimum lease payments	¥142,095

Schedule of future minimum lease payments under non-cancelable operating leases

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥150,749	¥18,758	¥17,587	¥15,841	¥12,809	¥10,741	¥75,013

Schedule of future minimum lease payments under capital leases with remaining terms exceeding one year

Millions of yen
March 31
2016
Total minimum lease payments	¥57,358
Less: Amount representing interest	(31,321)

Present value of net lease payments	¥26,037

Schedule of future minimum lease payments under capital leases

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥57,358	¥4,369	¥4,074	¥3,854	¥4,199	¥4,202	¥36,660